Concentration of Risk (Concentration of Credit Risk, Cash, Cash Equivalent, Restricted Cash, and Short-term Investments) (Details) - Credit Concentration Risk [Member] - Cash, Cash Equivalents, Restricted Cash, and Short-term Investments [Member]
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Maximum percentage of cash, cash equivalents, restricted cash, and short-term investments in any single financial institution	27.00%	29.00%
Mainland China [Member]
Concentration Risk [Line Items]
Percentage of cash, cash equivalents, restricted cash, and short-term investments held in financial institutions	53.00%	40.00%
Number of financial institutions	17	14
Hong Kong [Member]
Concentration Risk [Line Items]
Percentage of cash, cash equivalents, restricted cash, and short-term investments held in financial institutions	27.00%	31.00%
Number of financial institutions	4	4
Macao [Member]
Concentration Risk [Line Items]
Percentage of cash, cash equivalents, restricted cash, and short-term investments held in financial institutions	20.00%	14.00%
Number of financial institutions	1	1
New York [Member]
Concentration Risk [Line Items]
Number of financial institutions	1	1